Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share
5.	EARNINGS PER SHARE
Earnings per share are computed as follows:

	2025	2024

Basic earnings per Common Share:

Net income attributable to Magna International Inc.	$829	$1,009

Weighted average number of Common Shares outstanding during the year	281.7	286.8

Basic earnings per Common Share	$2.94	$3.52

Diluted earnings per Common Share [a]:

Net income attributable to Magna International Inc.	$829	$1,009

Weighted average number of Common Shares outstanding during the year	281.7	286.8
Stock options and share awards	0.8	0.1

	282.5	286.9

Diluted earnings per Common Share	$2.93	$3.52

[a]
Diluted earnings per Common Share exclude 5.2 million [2024 – 5.2 million] Common Shares issuable under the Company’s stock-based compensation plans because their effect would have been anti-dilutive. The dilutive effect of participating securities using the two-class
method was excluded from the calculation of earnings per share because the effect would be immaterial.